ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES
17.	ORDINARY SHARES

Issued and fully paid:

	Number of	Ordinary
	shares	Shares
		$’000
As of 1 January 2023	25,440,000	3
Issuance of ordinary shares	12,717,391	1
Conversion of Series A convertible preferred shares	14,560,000	1
Conversion of Financial liabilities at FVTPL	42,983,414	5
As at 31 December 2023	95,700,805	10

The authorized share capital of the Company as of December 31, 2023 is $50 divided into 500,000,000 Shares of par value of $0.0001 each, including 442,456,586 ordinary shares.

In 2021, the Company issued 9,000,000 ordinary shares to Nortye Talent Limited and 6,000,000 ordinary shares to Nortye International Limited respectively to manage the Share Incentive Plan. All these ordinary shares in 2021 were unpaid shares as of December 31, 2022 and 2023. There was no movement in the Company’s ordinary shares in 2022.